Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of current financial assets

In USD	Commencement date	Interest	2021	2020

Investment A	24 November 2021	1.08% p.a.	5,000,880	—
Investment B	4 December 2021	0% p.a.	5,000,000	—

			10,000,880	—